Combined Prospectus	Jun. 09, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Amount of Securities Previously Registered | shares	23,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 32,200,000.00
Form Type	F-1
File Number	333-289618
Initial Effective Date	Mar. 20, 2026
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-1 (File No. 333-289618) and From F-1 (File No. 333-292529), which was declared effective on March 20, 2026 (the "Prior ELOC Registration Statement") because such securities are being transferred from the Prior ELOC Registration pursuant to Rule 429(b) under the Securities Act. See "Statement Pursuant to Rule 429" in this registration statement.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Amount of Securities Previously Registered | shares	35,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 23,275,000.00
Form Type	F-1
File Number	333-292529
Initial Effective Date	Mar. 23, 2026
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on a registration statement on From F-1 (File No. 333-292529), which was declared effective on March 23, 2026 (the "Prior PIPE Registration Statement") because such securities are being transferred from the Prior PIPE Registration pursuant to Rule 429(b) under the Securities Act. See "Statement Pursuant to Rule 429" in this registration statement.